Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2022
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2020, 2021 and 2022 are as follows
:

	Millions of yen
	2020	2021	2022
Beginning Balance	¥9,780	¥10,331	¥0
Transaction with noncontrolling interests	653	(10,028)	0
Comprehensive income (loss)
Net Income (loss)	384	(23)	0
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(197)	(280)	0
Total other comprehensive income (loss)	(197)	(280)	0
Comprehensive income (loss)	187	(303)	0
Dividends	(289)	0	0

Ending Balance	¥10,331	¥0	¥0